OTHER COMPREHENSIVE INCOME - Tax effects allocated to each component of other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Before Tax Amount
Foreign currency translation adjustments	¥ (52,440)	¥ (459,187)	¥ 139,688
Unrealized holding gain on securities:
Amount arising during the period	(37,079)	127,612	139,410
Net unrealized holding gain during the period	(37,079)	127,612	139,410
Adjustments related to retirement and severance benefits:
Amount arising during the period	19,831	(24,870)	(2,076)
Net adjustments related to retirement and severance benefits	19,831	(24,870)	(2,076)
Other comprehensive income (loss)	(69,688)	(356,445)	277,022
Tax Benefit (Expense)
Foreign currency translation adjustments	446	9,243	(1,558)
Unrealized holding gain on securities:
Amount arising during the period	21,320	(49,397)	(49,717)
Net unrealized holding gain during the period	21,320	(49,397)	(49,717)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(6,072)	7,375	373
Net adjustments related to retirement and severance benefits	(6,072)	7,375	373
Other comprehensive income (loss)	15,694	(32,779)	(50,902)
Net of Tax Amount
Foreign currency translation adjustments	(51,994)	(449,944)	138,130
Unrealized holding gain on securities:
Amount arising during the period	(15,759)	78,215	89,693
Net unrealized holding gain during the period	(15,759)	78,215	89,693
Adjustments related to retirement and severance benefits:
Amount arising during the period	13,759	(17,495)	(1,703)
Net adjustments related to retirement and severance benefits	13,759	(17,495)	(1,703)
Total other comprehensive income (loss)	¥ (53,994)	¥ (389,224)	¥ 226,120